Financial Instruments - Summary of Movement in Allowance for Impairment in Respect of Contract Assets and Trade and Other Receivables (Detail) - Trade and other receivables [Member] - USD ($)
$ in Thousands
	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Assets [Line Items]
Allowance account for credit losses of financial assets at beginning of period	$ 3,852	$ 3,199
Allowance for impairment	845	1,168
Amounts written off against the allowance	(1,158)	(464)
Effects of movement in exchange rate	(256)	(51)
Allowance account for credit losses of financial assets at end of period	$ 3,283	$ 3,852